Summary of Pension and OPEB Costs Recognized as Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net pension and OPEB costs related to EFH Corp.'s plans
Total benefit cost	$ 33	$ 31	$ 206	$ 169	$ 130
Less amounts deferred as a regulatory asset or property or property	24	22	(169)	(132)	(93)
Net amounts recognized as expense	9	9	37	37	37
Employee retirement costs
Net pension and OPEB costs related to EFH Corp.'s plans
Pension cost			179	95	67
OPEB Costs
Net pension and OPEB costs related to EFH Corp.'s plans
OPEB cost			$ 27	$ 74	$ 63